Investment Strategy - BlackRock Systematic Multi-Strategy Fund	Dec. 31, 2025
Investor A, C and Institutional
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
BlackRock will invest the Fund’s assets through a diversified set of strategies that seek to provide total return comprised of current income and capital appreciation in both periods of strong returns and periods of market stress. The Fund intends to allocate its investments across multiple investment strategies, certain of which will use both long and short positions, which the Fund expects to result in a lower correlation to the equity or fixed-income markets than if the Fund invested in either such market in its entirety. BlackRock will allocate the Fund’s assets across the following three broad strategies: (i) core allocation across the fixed-income and equity markets; (ii) long/short macro strategies; and (iii) long/short alpha strategies. In addition, a portion of the Fund’s assets may be managed pursuant to quantitative model-based strategies.
The Fund seeks to achieve its investment objective by investing in a range of global asset classes, with a focus on fixed and floating rate debt securities and equity securities. The Fund may invest directly in securities or instruments, through derivatives or by investing in other investment companies, including exchange traded funds (“ETFs”). The Fund will have flexibility with respect to its asset allocation and intends to diversify its exposure across a variety of global asset classes and strategies.
The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund may have significant exposure to foreign currencies. The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.
The Fund’s investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
The Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”).
The Fund’s investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock. The Fund may gain exposure to equity securities through derivatives.
The Fund may invest in derivatives, including but not limited to, swaps, including total return (some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. There is no limit to the Fund’s ability to invest in derivatives, except as may be limited by the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and at times the Fund may utilize derivatives to a significant extent. The Fund may utilize derivative instruments to maintain a portion of its portfolio long and short positions. The Fund may also invest in repurchase agreements, reverse repurchase agreements and dollar rolls. The Fund may also invest in indexed and inverse securities.
The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets, inclusive of leverage, in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Class K
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
BlackRock will invest the Fund’s assets through a diversified set of strategies that seek to provide total return comprised of current income and capital appreciation in both periods of strong returns and periods of market stress. The Fund intends to allocate its investments across multiple investment strategies, certain of which will use both long and short positions, which the Fund expects to result in a lower correlation to the equity or fixed-income markets than if the Fund invested in either such market in its entirety. BlackRock will allocate the Fund’s assets across the following three broad strategies: (i) core allocation across the fixed-income and equity markets; (ii) long/short macro strategies; and (iii) long/short alpha strategies. In addition, a portion of the Fund’s assets may be managed pursuant to quantitative model-based strategies.
The Fund seeks to achieve its investment objective by investing in a range of global asset classes, with a focus on fixed and floating rate debt securities and equity securities. The Fund may invest directly in securities or instruments, through derivatives or by investing in other investment companies, including exchange traded funds (“ETFs”). The Fund will have flexibility with respect to its asset allocation and intends to diversify its exposure across a variety of global asset classes and strategies.
The Fund will normally invest in both U.S. and non-U.S. securities, including securities of companies located in emerging markets. The Fund may invest in non-U.S. dollar denominated investments, including investments denominated in European and Asian currencies and in other non-U.S. and emerging market currencies. The Fund may have significant exposure to foreign currencies. The Fund’s investments in non-U.S. dollar based assets may be made on a currency hedged or unhedged basis.
The Fund’s investment in debt securities may include U.S. Government and agency securities, foreign government and supranational debt securities, corporate bonds, mortgage-related securities and asset-backed securities, mortgage to-be-announced (“TBA”) securities, emerging market debt securities, preferred securities, structured products, credit-linked notes, mezzanine securities, senior secured floating rate and fixed rate loans or debt, second lien or other subordinated or unsecured floating rate and fixed rate loans or debt, convertible debt securities, and derivatives with similar economic characteristics. The Fund may invest in fixed, variable and floating rate instruments, including participations and assignments, of any duration or maturity.
The Fund may invest in debt securities of any credit quality, as determined by Fund management, which may include investment grade securities and high yield securities, including unrated securities (commonly called “junk bonds”).
The Fund’s investment in equity securities may include common stock, preferred stock, securities convertible into common stock, including contingent convertible bonds which are securities convertible into equity if a pre-specified trigger event occurs, and non-convertible preferred stock. The Fund may gain exposure to equity securities through derivatives.
The Fund may invest in derivatives, including but not limited to, swaps, including total return (some of which may be referred to as contracts for difference), credit default, index and interest rate swaps; options; forward contracts; futures; options on futures and swaps; and foreign exchange transactions, for hedging purposes, as well as to enhance returns. There is no limit to the Fund’s ability to invest in derivatives, except as may be limited by the requirements of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and at times the Fund may utilize derivatives to a significant extent. The Fund may utilize derivative instruments to maintain a portion of its portfolio long and short positions. The Fund may also invest in repurchase agreements, reverse repurchase agreements and dollar rolls. The Fund may also invest in indexed and inverse securities.
The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis.
The Fund may engage in short sales for hedging purposes or to enhance total return. The Fund also may make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.
The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange-traded funds that invest exclusively in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets, inclusive of leverage, in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. However, the Cayman Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.